EMPLOYEE BENEFIT PLANS	12 Months Ended
Dec. 31, 2018
Employee Benefits [Abstract]
EMPLOYEE BENEFIT PLANS
EMPLOYEE BENEFIT PLANS
Pension Plans
Norbord has a number of pension plans in which participation is available to substantially all employees. Norbord’s obligations under its defined benefit pension plans are determined periodically through the preparation of actuarial valuations. All of Norbord’s pension plans are up-to-date on their actuarial valuations in accordance with regulatory requirements.
Information about Norbord’s defined benefit pension obligations and assets is as follows:

(US $ millions)	2018	2017
Change in accrued benefit obligation during the year
Accrued benefit obligation, beginning of year	$167	$152
Current service cost	3	3
Interest on accrued benefit obligation	6	6
Benefits paid	(11)	(12)
Net actuarial (gain) loss arising from changes to:
Demographic assumptions	(1)	—
Financial assumptions	(6)	7
Foreign currency exchange rate impact	(14)	11
Accrued benefit obligation, end of year(1)	$144	$167
Change in plan assets during the year
Plan assets, beginning of year	$149	$134
Interest income	5	5
Remeasurement (losses) gains:
Return on plan assets (excluding interest income)	(9)	5
Employer contributions	6	7
Benefits paid	(11)	(12)
Administrative expenses	—	—
Foreign currency exchange rate impact	(12)	10
Plan assets, end of year(1)	$128	$149
Funded status
Accrued benefit obligation	$144	$167
Plan assets	(128)	(149)
Accrued benefit obligation in excess of plan assets(1)	$16	$18

(1)	All plans have accrued benefit obligations in excess of plan assets with the exception of the UK plan, which has been presented as other assets.
The components of benefit expense recognized in the statement of earnings are as follows:

(US $ millions)	2018	2017
Current service cost	$3	$3
Interest cost	1	1
Net periodic pension expense	$4	$4

The significant weighted average actuarial assumptions are as follows:

	2018	2017
Used in calculation of accrued benefit obligation, end of year
Discount rate	3.7%	3.4%
Rate of compensation increase	2.6%	2.9%
Used in calculation of net periodic pension expense for the year
Discount rate	3.2%	3.7%
Rate of compensation increase	2.6%	2.9%

The impact of a change to the significant actuarial assumptions on the accrued benefit obligation as at December 31, 2018 is as follows:

(US $ millions)	Increase	Decrease
Discount rate (0.5% change)	$(10)	$11
Compensation rate (1.0% change)	2	(2)
Future life expectancy (1 year movement)	3	(3)
Retirement age (1 year movement)	(2)	—

The weighted average asset allocation of Norbord’s defined benefit pension plan assets is as follows:

	Dec 31, 2018	Dec 31, 2017
Asset category
Equity investments	45%	55%
Fixed income investments	54%	45%
Cash	1%	—%
Total assets	100%	100%

Cost of sales and general and administrative expenses include $13 million (2017 – $12 million) related to contributions to Norbord’s defined contribution pension plans.